CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Advertising and marketing revenues
Third parties		$ 207,657	$ 129,644	[1]	$ 96,976	[1]
Total advertising and marketing revenues		402,415	264,782	[1]	148,426	[1]
Other revenues		75,476	69,390	[1]	39,887	[1]
Total revenues		477,891	334,172	[1]	188,313	[1]
Costs and Expenses
Cost of revenues		141,960	83,599	[1]	59,891	[1]
Sales and marketing		126,059	120,361	[1]	63,076	[1]
Product development		143,444	125,832	[1]	100,740	[1]
General and administrative		28,925	26,483	[1]	23,214	[1]
Total costs and expenses		440,388	356,275	[1]	246,921	[1]
Income (loss) from operations		37,503	(22,103)	[1]	(58,608)	[1]
Loss from equity method investments		(6)	(5)	[1],[2]	(1,236)	[1],[2]
Realized gain from investments		944	481	[1]	397	[1]
Investment related impairment		(8,005)	(2,521)	[1],[2]	(2,526)	[1],[2]
Remeasurement gain upon obtaining control (Note 6)	[1],[2]				3,116
Interest and other income (expenses), net (including interest expense on amount due to SINA of $6,709, $2,838, and nil for the years ended December 31, 2013, 2014 and 2015, respectively)		6,344	6,780	[1]	(2,871)	[1]
Change in fair value of investor option liability (Note 15)	[1],[2]		(46,972)		21,064
Income (loss) before income tax expenses		36,780	(64,340)	[1]	(40,664)	[1]
Less: Income tax expenses		2,591	1,128	[1]	271	[1]
Net income (loss)		34,189	(65,468)	[1],[2]	(40,935)	[1],[2]
Less: Net loss attributable to the non-controlling interests		(556)	(143)	[1]	(1,145)	[1]
Net income (loss) attributable to Weibo		34,745	(65,325)	[1]	(39,790)	[1]
Other comprehensive loss
Currency translation adjustments		(7,874)	(1,450)	[1]	(174)	[1]
Unrealized loss on available-for-sale securities		(198)	(2,067)	[1]
Total comprehensive income (loss)		26,117	(68,985)	[1]	(41,109)	[1]
Less: Comprehensive loss attributable to non-controlling interests		(829)	(366)	[1]	(888)	[1]
Comprehensive income (loss) attributable to Weibo's ordinary shareholders		$ 26,946	$ (68,619)	[1]	$ (40,221)	[1]
Basic net income (loss) per share attributable to Weibo's ordinary shareholders (in dollars per share)		$ 0.17	$ (0.35)	[1]	$ (0.27)	[1]
Shares used in computing basic net income (loss) per share attributable to Weibo's ordinary shareholders (in shares)		208,163	186,878	[1]	146,820	[1]
Diluted net income (loss) per share attributable to Weibo's ordinary shareholders (in dollars per share)		$ 0.16	$ (0.35)	[1]	$ (0.27)	[1]
Shares used in computing diluted net income (loss) per share attributable to Weibo's ordinary shareholders (in shares)		217,918	186,878	[1]	146,820	[1]
Alibaba
Advertising and marketing revenues
Related party		$ 143,650	$ 107,587	[1]	$ 49,135	[1]
SINA and other related parties
Advertising and marketing revenues
Related party		$ 51,108	$ 27,551	[1]	$ 2,315	[1]

[1]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).